CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE SERIES A-1 PREFERRED STOCK, CONVERTIBLE AND REDEEMABLE SERIES A-2 PREFERRED STOCK AND STOCKHOLDERS EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Redeemable Series A-1 Preferred Stock	Convertible And Redeemable Series A-2 Preferred Stock	Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Notes Receivable from Stockholders	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2017				$ 45,017
Beginning balance, shares at Dec. 31, 2017				69,817
Convertible preferred stock deemed dividend, net of return from holders	$ 932			$ 932
Conversion of convertible preferred stock into cash	30,986			$ (30,986)
Conversion of convertible preferred stock into cash, shares				(48,075)
Conversion of convertible preferred stock into common stock				$ (14,963)
Conversion of convertible preferred stock into common stock				(21,742)
Issuance of redeemable series A-1 preferred stock, net of transaction costs and warrant		$ 105,601
Issuance of redeemable series A-1 preferred stock, net of transaction costs and warrant, shares		12,000
Accretion of the redeemable series A-1 preferred stock to redeemable value		$ 3,605
Ending balance at Dec. 31, 2018		$ 109,206
Ending balance, shares at Dec. 31, 2018		12,000
Beginning balance at Dec. 31, 2017	5,601					$ 30,079	$ (24,356)	$ (122)
Beginning balance, shares at Dec. 31, 2017					7,287,495
Net income (loss)	(16,491)						(16,491)
Convertible preferred stock deemed dividend, net of return from holders	(932)					(932)
Conversion of convertible preferred stock into common stock	14,963					14,963
Conversion of convertible preferred stock into common stock, shares					674,008
Accretion of the redeemable series A-1 preferred stock to redeemable value	(3,605)					(3,605)
Repurchase of common stock	(2,722)					(2,722)
Repurchase of common stock, shares					(277,714)
Repurchase of options	(1,372)					(1,372)
Stock-based compensation	5,794					5,794
Common stock issued	5,664					5,664
Common stock issued, shares					453,982
Ending balance at Dec. 31, 2018	6,900					47,869	(40,847)	(122)
Ending balance, shares at Dec. 31, 2018					8,137,771
Accretion of the redeemable series A-1 preferred stock to redeemable value		$ 4,534
Ending balance at Mar. 31, 2019		$ 113,740
Ending balance, shares at Mar. 31, 2019		12,000
Net income (loss)	(5,242)						(5,242)
Accretion of the redeemable series A-1 preferred stock to redeemable value	(4,534)					(4,534)
Stock-based compensation	1,228					1,228
Common stock issued	6					6
Common stock issued, shares					1,775
Ending balance at Mar. 31, 2019	(1,642)					44,569	(46,089)	(122)
Ending balance, shares at Mar. 31, 2019					8,139,546
Beginning balance at Dec. 31, 2018		$ 109,206
Beginning balance, shares at Dec. 31, 2018		12,000
Ending balance at Sep. 30, 2019		$ 123,547
Ending balance, shares at Sep. 30, 2019		12,000
Beginning balance at Dec. 31, 2018	6,900					47,869	(40,847)	(122)
Beginning balance, shares at Dec. 31, 2018					8,137,771
Net income (loss)	(12,247)
Accumulated other comprehensive income (loss)	3
Ending balance at Sep. 30, 2019	(11,922)					41,291	(53,094)	(122)	$ 3
Ending balance, shares at Sep. 30, 2019					8,310,885
Beginning balance at Dec. 31, 2018		$ 109,206
Beginning balance, shares at Dec. 31, 2018		12,000
Accretion of the redeemable series A-1 preferred stock to redeemable value		$ 19,616
Ending balance at Dec. 31, 2019		$ 128,822
Ending balance, shares at Dec. 31, 2019		12,000	0
Beginning balance at Dec. 31, 2018	6,900					47,869	(40,847)	(122)
Beginning balance, shares at Dec. 31, 2018					8,137,771
Net income (loss)	(23,557)						(23,557)
Accretion of the redeemable series A-1 preferred stock to redeemable value	(19,616)					(19,616)
Collection of notes receivable from stockholders	122							122
Stock-based compensation	4,345					4,345
Common stock issued	5,555					5,555
Accumulated other comprehensive income (loss)	$ (40)								(40)
Common stock issued, shares	42,415				232,336
Ending balance at Dec. 31, 2019	$ (26,291)					38,153	(64,404)		(40)
Ending balance, shares at Dec. 31, 2019					8,370,107
Beginning balance at Mar. 31, 2019		$ 113,740
Beginning balance, shares at Mar. 31, 2019		12,000
Accretion of the redeemable series A-1 preferred stock to redeemable value		$ 4,777
Ending balance at Jun. 30, 2019		$ 118,517
Ending balance, shares at Jun. 30, 2019		12,000
Beginning balance at Mar. 31, 2019	(1,642)					44,569	(46,089)	(122)
Beginning balance, shares at Mar. 31, 2019					8,139,546
Net income (loss)	(322)						(322)
Accretion of the redeemable series A-1 preferred stock to redeemable value	(4,777)					(4,777)
Stock-based compensation	1,294					1,294
Common stock issued	3,452					3,452
Accumulated other comprehensive income (loss)	23								23
Common stock issued, shares					138,781
Ending balance at Jun. 30, 2019	(1,972)					44,538	(46,411)	(122)	23
Ending balance, shares at Jun. 30, 2019					8,278,327
Accretion of the redeemable series A-1 preferred stock to redeemable value		$ 5,030
Ending balance at Sep. 30, 2019		$ 123,547
Ending balance, shares at Sep. 30, 2019		12,000
Net income (loss)	(6,683)						(6,683)
Accretion of the redeemable series A-1 preferred stock to redeemable value	(5,030)					(5,030)
Stock-based compensation	1,055					1,055
Common stock issued	728					728
Accumulated other comprehensive income (loss)	(20)								(20)
Common stock issued, shares					32,558
Ending balance at Sep. 30, 2019	(11,922)					41,291	(53,094)	$ (122)	3
Ending balance, shares at Sep. 30, 2019					8,310,885
Beginning balance at Dec. 31, 2019		$ 128,822
Beginning balance, shares at Dec. 31, 2019		12,000	0
Accretion of the redeemable series A-1 preferred stock to redeemable value		$ 5,415
Ending balance at Mar. 31, 2020		$ 134,237
Ending balance, shares at Mar. 31, 2020		12,000
Beginning balance at Dec. 31, 2019	(26,291)					38,153	(64,404)		(40)
Beginning balance, shares at Dec. 31, 2019					8,370,107
Net income (loss)	(41,248)						(41,248)
Accretion of the redeemable series A-1 preferred stock to redeemable value	(5,415)					(5,415)
Stock-based compensation	1,150					1,150
Accumulated other comprehensive income (loss)	37								37
Ending balance at Mar. 31, 2020	(71,767)					33,888	(105,652)		(3)
Ending balance, shares at Mar. 31, 2020					8,370,107
Beginning balance at Dec. 31, 2019		$ 128,822
Beginning balance, shares at Dec. 31, 2019		12,000	0
Ending balance at Sep. 30, 2020			$ 152,928
Ending balance, shares at Sep. 30, 2020		0	17,500
Beginning balance at Dec. 31, 2019	(26,291)					38,153	(64,404)		(40)
Beginning balance, shares at Dec. 31, 2019					8,370,107
Net income (loss)	$ (58,761)
Redemption of the series A-1, shares	1,786,739
Dividend payment to the series A-2 preferred shareholders	$ (2,870)		$ (2,900)
Cancellation of shares	117,785
Accumulated other comprehensive income (loss)	$ 27
Ending balance at Sep. 30, 2020	138,767					261,945	(123,165)		(13)
Ending balance, shares at Sep. 30, 2020					24,893,122
Beginning balance at Mar. 31, 2020		$ 134,237
Beginning balance, shares at Mar. 31, 2020		12,000
Accretion of the redeemable series A-1 preferred stock to redeemable value		$ 5,644
Issuance of the convertible and redeemable series A-2 preferred stock			$ 152,928
Issuance of the convertible and redeemable series A-2 preferred stock, shares			17,500
Ending balance at Jun. 30, 2020		$ 139,881	$ 152,928
Ending balance, shares at Jun. 30, 2020		12,000	17,500
Beginning balance at Mar. 31, 2020	(71,767)					33,888	(105,652)		(3)
Beginning balance, shares at Mar. 31, 2020					8,370,107
Net income (loss)	13,224						13,224
Accretion of the redeemable series A-1 preferred stock to redeemable value	(5,644)					(5,644)
Stock-based compensation	1,140					1,140
Common stock issued	25,021					25,021
Accumulated other comprehensive income (loss)	(90)								(90)
Common stock issued, shares					794,639
Ending balance at Jun. 30, 2020	(38,116)					54,405	(92,428)		(93)
Ending balance, shares at Jun. 30, 2020					9,164,746
Accretion of the redeemable series A-1 preferred stock to redeemable value		$ 6,542
Series A-1 preferred stock deemed dividend		24,341
Redemption of the series A-1		$ (170,764)
Redemption of the series A-1, shares		(12,000)
Ending balance at Sep. 30, 2020			$ 152,928
Ending balance, shares at Sep. 30, 2020		0	17,500
Series A-1 preferred stock deemed dividend	(24,341)					(24,341)
Net income (loss)	(30,737)						(30,737)
Redemption of the series A-1	$ 26,801					26,801
Redemption of the series A-1, shares	1,786,739				1,786,739
Dividend payment to the series A-2 preferred shareholders	$ (2,870)		$ (2,900)			(2,870)
Exercise of the series A-1 preferred stock warrant	11,871					11,871
Accretion of the redeemable series A-1 preferred stock to redeemable value	(6,542)					(6,542)
Exercise of the series A-1 preferred stock warrant, shares					534,240
Exercise of the series A-2 preferred stock warrant	44,441					44,441
Exercise of the series A-2 preferred stock warrant,shares					1,999,999
Issuance of common stock in connection with initial public offering	$ 156,881					156,881
Issuance of common stock in connection with initial public offering, shares					11,500,000
Cancellation of shares	117,785				(119,452)
Stock-based compensation	$ 1,149					1,149
Common stock issued	150					150
Accumulated other comprehensive income (loss)	80								80
Common stock issued, shares					26,850
Ending balance at Sep. 30, 2020	$ 138,767					$ 261,945	$ (123,165)		$ (13)
Ending balance, shares at Sep. 30, 2020					24,893,122